UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC,
Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.5	4.8
General Electric Co.	4.0	3.7
Pfizer, Inc.	3.7	3.9
Intel Corp.	2.7	2.2
Cisco Systems, Inc.	2.7	2.1
American International Group, Inc.	2.2	2.3
Johnson & Johnson	2.2	2.2
Citigroup, Inc.	2.1	2.4
Wal-Mart Stores, Inc.	1.8	2.5
The Coca-Cola Co.	1.6	1.7
	27.5
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.5	23.4
Health Care	19.0	20.7
Financials	13.6	15.0
Industrials	10.8	9.4
Consumer Discretionary	10.7	9.7
Asset Allocation (% of fund's net assets)
As of January 31, 2004 *		As of July 31, 2003 **
	Stocks 97.8%		Stocks 97.6%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 2.4%
* Foreign investments	4.3%	** Foreign investments	2.0%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 10.7%
Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc. (a)	1,809,900	$ 63,980
Carnival Corp. unit	1,430,200	63,529
McDonald's Corp.	3,949,700	101,665
Royal Caribbean Cruises Ltd.	672,900	28,511
		257,685
Household Durables - 0.2%
Leggett & Platt, Inc.	1,834,000	45,190
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	885,100	44,680
eBay, Inc. (a)	1,471,100	98,608
InterActiveCorp (a)	1,365,700	44,249
		187,537
Media - 4.7%
Clear Channel Communications, Inc.	2,001,800	90,061
Comcast Corp.:
Class A (a)	1,142,052	38,967
Class A (special) (a)	3,524,400	116,129
EchoStar Communications Corp. Class A (a)	1,538,934	56,171
Fox Entertainment Group, Inc. Class A (a)	1,876,500	56,182
News Corp. Ltd. ADR	2,060,700	75,875
Omnicom Group, Inc.	1,168,900	96,317
The New York Times Co. Class A	1,546,600	75,165
Time Warner, Inc. (a)	8,843,032	155,372
Tribune Co.	336,500	17,225
Univision Communications, Inc. Class A (a)	2,245,500	79,423
Viacom, Inc. Class B (non-vtg.)	3,728,896	150,275
Walt Disney Co.	3,194,800	76,675
		1,083,837
Multiline Retail - 0.3%
Family Dollar Stores, Inc.	498,000	17,251
Kohl's Corp. (a)	476,500	21,109
Target Corp.	902,600	34,263
		72,623
Specialty Retail - 2.8%
AutoZone, Inc. (a)	1,017,300	85,779
Best Buy Co., Inc.	1,261,650	63,575
CarMax, Inc. (a)	1,090,500	36,368
Home Depot, Inc.	8,858,500	314,211
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	1,543,200	$ 82,638
Staples, Inc. (a)	2,346,600	62,443
		645,014
Textiles Apparel & Luxury Goods - 0.8%
Liz Claiborne, Inc.	1,422,200	50,872
NIKE, Inc. Class B	1,677,800	116,876
		167,748
TOTAL CONSUMER DISCRETIONARY		2,459,634
CONSUMER STAPLES - 10.7%
Beverages - 2.7%
Anheuser-Busch Companies, Inc.	1,861,000	94,390
PepsiCo, Inc.	3,643,362	172,185
The Coca-Cola Co.	7,249,300	356,956
		623,531
Food & Staples Retailing - 2.9%
CVS Corp.	1,712,800	61,181
Rite Aid Corp.	2,254,000	13,028
Sysco Corp.	2,420,700	91,817
Wal-Mart Stores, Inc.	7,855,155	423,000
Walgreen Co.	2,154,100	74,424
		663,450
Food Products - 0.1%
Wm. Wrigley Jr. Co.	604,300	34,004
Household Products - 2.3%
Colgate-Palmolive Co.	3,144,900	161,239
Procter & Gamble Co.	3,523,890	356,195
		517,434
Personal Products - 2.1%
Avon Products, Inc.	2,654,500	168,083
Gillette Co.	8,490,400	307,777
		475,860
Tobacco - 0.6%
Altria Group, Inc.	2,462,000	136,863
TOTAL CONSUMER STAPLES		2,451,142
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 4.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	3,509,800	$ 123,124
BJ Services Co. (a)	1,960,300	76,726
Helmerich & Payne, Inc.	417,600	12,119
Nabors Industries Ltd. (a)	1,502,000	66,088
Schlumberger Ltd. (NY Shares)	2,423,700	148,282
Transocean, Inc. (a)	1,697,100	45,720
Weatherford International Ltd. (a)	1,250,500	50,420
		522,479
Oil & Gas - 2.2%
Apache Corp.	1,306,190	50,262
Burlington Resources, Inc.	1,352,700	74,047
ChevronTexaco Corp.	925,600	79,926
Devon Energy Corp.	898,900	50,752
Exxon Mobil Corp.	3,953,500	161,263
Total SA Series B	593,000	104,724
		520,974
TOTAL ENERGY		1,043,453
FINANCIALS - 13.6%
Capital Markets - 2.4%
Bank of New York Co., Inc.	1,544,400	49,035
Goldman Sachs Group, Inc.	640,600	63,772
J.P. Morgan Chase & Co.	899,600	34,985
Lehman Brothers Holdings, Inc.	1,260,000	103,446
Merrill Lynch & Co., Inc.	1,886,200	110,890
Morgan Stanley	2,464,800	143,476
State Street Corp.	1,104,300	59,467
		565,071
Commercial Banks - 1.2%
Bank of America Corp.	1,232,400	100,391
Bank One Corp.	1,775,300	89,848
Fifth Third Bancorp	1,322,600	76,433
		266,672
Consumer Finance - 2.4%
American Express Co.	4,712,229	244,282
Capital One Financial Corp.	799,000	56,793
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - continued
MBNA Corp.	6,436,100	$ 173,517
SLM Corp.	2,094,900	80,444
		555,036
Diversified Financial Services - 2.1%
Citigroup, Inc.	9,927,654	491,220
Insurance - 3.7%
AFLAC, Inc.	2,261,000	83,386
Allstate Corp.	2,381,900	108,281
AMBAC Financial Group, Inc.	1,107,900	82,838
American International Group, Inc.	7,248,555	503,412
MBIA, Inc.	1,066,850	67,212
		845,129
Thrifts & Mortgage Finance - 1.8%
Fannie Mae	4,033,200	310,960
Freddie Mac	252,100	15,736
Golden West Financial Corp., Delaware	809,400	83,959
		410,655
TOTAL FINANCIALS		3,133,783
HEALTH CARE - 19.0%
Biotechnology - 2.1%
Alkermes, Inc. (a)	416,100	6,233
Amgen, Inc. (a)	4,240,400	273,463
Biogen Idec, Inc. (a)	395,750	16,934
Cephalon, Inc. (a)	758,100	41,559
Genentech, Inc. (a)	1,021,400	97,544
Millennium Pharmaceuticals, Inc. (a)	2,285,800	40,322
Protein Design Labs, Inc. (a)	832,100	16,808
		492,863
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	2,800,400	81,632
Becton, Dickinson & Co.	1,634,600	73,655
Boston Scientific Corp. (a)	2,734,880	111,556
Medtronic, Inc.	4,822,600	237,368
Millipore Corp. (a)	717,100	37,253
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc. (a)	1,793,300	$ 128,849
Zimmer Holdings, Inc. (a)	874,180	66,875
		737,188
Health Care Providers & Services - 1.8%
Cardinal Health, Inc.	980,975	62,890
Health Management Associates, Inc. Class A	2,888,700	70,802
Laboratory Corp. of America Holdings (a)	1,465,500	62,577
Quest Diagnostics, Inc.	765,400	65,059
UnitedHealth Group, Inc.	2,429,900	147,932
		409,260
Pharmaceuticals - 11.9%
Abbott Laboratories	6,055,000	260,849
Allergan, Inc.	1,034,100	85,675
AstraZeneca PLC sponsored ADR	1,563,500	75,470
Bristol-Myers Squibb Co.	1,707,600	47,898
Eli Lilly & Co.	2,201,900	149,817
Forest Laboratories, Inc. (a)	1,976,000	147,192
Johnson & Johnson	9,263,104	494,835
Merck & Co., Inc.	5,309,100	252,713
Pfizer, Inc.	22,976,500	841,629
Schering-Plough Corp.	5,278,200	92,580
Watson Pharmaceuticals, Inc. (a)	208,900	9,716
Wyeth	6,495,300	265,983
		2,724,357
TOTAL HEALTH CARE		4,363,668
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.6%
Boeing Co.	1,858,800	77,605
EADS NV	4,900,000	106,712
Lockheed Martin Corp.	1,760,100	85,576
Northrop Grumman Corp.	903,400	87,368
		357,261
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	2,203,200	157,022
Airlines - 0.2%
Southwest Airlines Co.	3,562,900	53,265
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - 0.2%
Masco Corp.	1,296,900	$ 34,575
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	1,226,700	76,252
ChoicePoint, Inc. (a)	295,800	11,388
Cintas Corp.	771,200	34,820
Robert Half International, Inc. (a)	1,429,800	33,586
Waste Management, Inc.	3,056,400	84,846
		240,892
Industrial Conglomerates - 5.8%
3M Co.	3,405,700	269,357
General Electric Co.	27,765,600	933,757
Tyco International Ltd.	5,126,400	137,131
		1,340,245
Machinery - 1.3%
Danaher Corp.	694,200	63,554
Illinois Tool Works, Inc.	658,000	51,390
Ingersoll-Rand Co. Ltd. Class A	1,310,350	87,178
Parker Hannifin Corp.	1,590,800	87,478
		289,600
TOTAL INDUSTRIALS		2,472,860
INFORMATION TECHNOLOGY - 26.5%
Communications Equipment - 4.8%
Alcatel SA sponsored ADR (a)	3,171,400	53,121
Cisco Systems, Inc. (a)	23,876,100	612,183
Motorola, Inc.	7,066,100	117,156
Nortel Networks Corp. (a)	5,660,000	44,261
QUALCOMM, Inc.	1,770,800	103,450
Scientific-Atlanta, Inc.	1,543,400	52,229
Telefonaktiebolaget LM Ericsson ADR (a)	5,300,500	121,912
		1,104,312
Computers & Peripherals - 4.5%
Dell, Inc. (a)	9,557,100	319,876
EMC Corp. (a)	7,384,100	103,673
Hewlett-Packard Co.	4,701,900	111,858
International Business Machines Corp.	3,506,400	347,940
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Lexmark International, Inc. Class A (a)	1,311,942	$ 108,747
Sun Microsystems, Inc. (a)	6,061,500	32,187
		1,024,281
Electronic Equipment & Instruments - 1.3%
Agilent Technologies, Inc. (a)	1,287,174	47,445
CDW Corp.	1,109,000	75,345
Flextronics International Ltd. (a)	5,942,500	112,908
Waters Corp. (a)	1,501,400	56,918
		292,616
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	2,441,182	114,369
IT Services - 1.8%
Affiliated Computer Services, Inc. Class A (a)	1,319,700	73,177
Automatic Data Processing, Inc.	663,880	28,381
First Data Corp.	6,129,000	240,012
Paychex, Inc.	2,059,920	77,206
		418,776
Semiconductors & Semiconductor Equipment - 7.2%
Agere Systems, Inc.:
Class A (a)	818,900	3,153
Class B (a)	6,271,900	22,892
Altera Corp. (a)	2,644,900	59,219
Analog Devices, Inc.	2,855,900	136,655
Applied Materials, Inc. (a)	3,550,700	77,263
Intel Corp.	20,208,340	618,375
Intersil Corp. Class A	2,443,900	64,128
KLA-Tencor Corp. (a)	1,531,100	87,380
Lam Research Corp. (a)	1,109,100	29,668
Linear Technology Corp.	1,414,560	56,582
Marvell Technology Group Ltd. (a)	1,193,000	49,629
Microchip Technology, Inc.	552,400	15,909
PMC-Sierra, Inc. (a)	2,309,900	50,610
Teradyne, Inc. (a)	993,200	26,717
Texas Instruments, Inc.	8,443,100	264,691
Xilinx, Inc. (a)	2,271,200	95,186
		1,658,057
Software - 6.4%
Adobe Systems, Inc.	755,668	29,063
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
BEA Systems, Inc. (a)	3,577,500	$ 45,184
Cadence Design Systems, Inc. (a)	1,464,500	24,267
Electronic Arts, Inc. (a)	1,046,168	49,023
Microsoft Corp.	37,157,800	1,027,412
Network Associates, Inc. (a)	2,375,700	41,218
Oracle Corp. (a)	9,558,900	132,008
Siebel Systems, Inc. (a)	836,900	11,156
Synopsys, Inc. (a)	1,594,054	56,254
VERITAS Software Corp. (a)	1,741,428	57,223
		1,472,808
TOTAL INFORMATION TECHNOLOGY		6,085,219
MATERIALS - 1.1%
Chemicals - 0.9%
Dow Chemical Co.	3,051,600	128,015
Praxair, Inc.	2,582,800	91,457
		219,472
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,213,316	38,158
TOTAL MATERIALS		257,630
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc. (a)	7,284,800	29,431
Verizon Communications, Inc.	2,250,300	82,946
		112,377
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	3,665,900	96,743
TOTAL TELECOMMUNICATION SERVICES		209,120
TOTAL COMMON STOCKS (Cost $17,702,138)		22,476,509
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (c)	132,000	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,276)		0
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 1.08% (b)	515,500,813	515,501
Fidelity Securities Lending Cash Central Fund, 1.08% (b)	47,003,341	47,003
TOTAL MONEY MARKET FUNDS (Cost $562,504)		562,504
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $18,266,918)		23,039,013
NET OTHER ASSETS - (0.2)%		(46,443)
NET ASSETS - 100%		$ 22,992,570
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 2,276
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,027,285,000 and $2,499,787,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $100,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $3,454,821,000 of which $1,572,081,000 and $1,882,740,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,240) (cost $18,266,918) - See accompanying schedule		$ 23,039,013
Receivable for investments sold		77,367
Receivable for fund shares sold		38,972
Dividends receivable		15,550
Interest receivable		520
Prepaid expenses		109
Other receivables		878
Total assets		23,172,409

Liabilities
Payable for investments purchased	$ 96,364
Payable for fund shares redeemed	23,579
Accrued management fee	7,797
Other affiliated payables	4,683
Other payables and accrued expenses	413
Collateral on securities loaned, at value	47,003
Total liabilities		179,839

Net Assets		$ 22,992,570
Net Assets consist of:
Paid in capital		$ 21,497,792
Distributions in excess of net investment income		(309)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,277,033)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,772,120
Net Assets, for 568,368 shares outstanding		$ 22,992,570
Net Asset Value, offering price and redemption price per share ($22,992,570 ÷ 568,368 shares)		$ 40.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends		$ 123,085
Interest		2,795
Security lending		24
Total income		125,904

Expenses
Management fee Basic fee	$ 61,579
Performance adjustment	(20,471)
Transfer agent fees	27,057
Accounting and security lending fees	699
Non-interested trustees' compensation	63
Appreciation in deferred trustee compensation account	31
Custodian fees and expenses	173
Registration fees	123
Audit	64
Legal	41
Miscellaneous	81
Total expenses before reductions	69,440
Expense reductions	(1,023)	68,417
Net investment income (loss)		57,487
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	373,566
Foreign currency transactions	(74)
Total net realized gain (loss)		373,492
Change in net unrealized appreciation (depreciation) on: Investment securities	2,113,374
Assets and liabilities in foreign currencies	27
Total change in net unrealized appreciation (depreciation)		2,113,401
Net gain (loss)		2,486,893
Net increase (decrease) in net assets resulting from operations		$ 2,544,380

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,487	$ 111,026
Net realized gain (loss)	373,492	(755,932)
Change in net unrealized appreciation (depreciation)	2,113,401	2,271,032
Net increase (decrease) in net assets resulting from operations	2,544,380	1,626,126
Distributions to shareholders from net investment income	(122,754)	(67,396)
Share transactions Net proceeds from sales of shares	2,493,215	5,002,352
Reinvestment of distributions	119,640	65,634
Cost of shares redeemed	(1,977,432)	(3,712,003)
Net increase (decrease) in net assets resulting from share transactions	635,423	1,355,983
Total increase (decrease) in net assets	3,057,049	2,914,713

Net Assets
Beginning of period	19,935,521	17,020,808
End of period (including distributions in excess of net investment income of $309 and undistributed net investment income of $64,958, respectively)	$ 22,992,570	$ 19,935,521
Other Information Shares
Sold	65,269	151,627
Issued in reinvestment of distributions	3,151	2,019
Redeemed	(51,761)	(113,950)
Net increase (decrease)	16,659	39,696

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 36.13	$ 33.24	$ 45.08	$ 60.25	$ 53.20	$ 47.06
Income from Investment Operations
Net investment income (loss) D	.10	.21	.10	.01	(.01)	.16
Net realized and unrealized gain (loss)	4.44	2.81	(11.88)	(12.66)	9.27	8.14
Total from investment operations	4.54	3.02	(11.78)	(12.65)	9.26	8.30
Distributions from net investment income	(.22)	(.13)	(.06)	-	(.14)	(.10)
Distributions from net realized gain	-	-	-	(2.52)	(2.07)	(2.06)
Total distributions	(.22)	(.13)	(.06)	(2.52)	(2.21)	(2.16)
Net asset value, end of period	$ 40.45	$ 36.13	$ 33.24	$ 45.08	$ 60.25	$ 53.20
Total Return B, C	12.61%	9.13%	(26.16)%	(21.92)%	17.97%	19.30%
Ratios to Average Net Assets E
Expenses before expense reductions	.65% A	.71%	.76%	.89%	.88%	.71%
Expenses net of voluntary waivers, if any	.65% A	.71%	.76%	.89%	.88%	.71%
Expenses net of all reductions	.64% A	.69%	.74%	.87%	.86%	.70%
Net investment income (loss)	.54% A	.64%	.25%	.01%	(.02)%	.32%
Supplemental Data
Net assets, end of period (in millions)	$ 22,993	$ 19,936	$ 17,021	$ 23,032	$ 29,154	$ 23,684
Portfolio turnover rate	24% A	24%	33%	46%	40%	38%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 5,554,955	|
Unrealized depreciation	(793,113)
Net unrealized appreciation (depreciation)	$ 4,761,842
Cost for federal income tax purposes	$ 18,277,171

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the fund's average net assets.

Sales Load. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of the fund. Shares purchased prior to October 12, 1990 are subject to a 1% deferred sales charge upon redemption. For the period, FDC received sales charges of $9 on redemption of shares of the fund.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,791 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $959 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $63, respectively.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BCF-USAN-0304
1.789282.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Blue Chip Growth Fund's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Blue Chip Growth Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004